Net Income Per Share - Additional Information (Details) - shares shares in Millions	Dec. 31, 2021	Dec. 31, 2020
Warrants
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	1.1	16.0
Stock options
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	0.8	0.2
pRSUs
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	0.3
Convertible Notes
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)		41.0